Redeemable Convertible Preferred Shares - Summary of Preferred Shares Activities (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Round A Preferred Shares
Class Of Stock [Line Items]
Percentage of extinguishment of shares during reorganization	8.36%	8.36%